OTHER ASSETS AND OTHER LIABILITIES (Details Textual) $ in Millions	12 Months Ended
	Dec. 31, 2018 PEN (S/)		Dec. 31, 2017 PEN (S/)		Dec. 31, 2016 PEN (S/)	Dec. 31, 2018 USD ($)
Disclosure of Other Assets And Other Liabilities [Line Items]
Gains (losses) on cash flow hedges, net of tax	S/ 73,263,000		S/ (59,709,000)		S/ (16,724,000)
Investments in associates	582,132,000		708,873,000
impairment net carrying amount	1,100,000
Property, plant and equipment	1,480,702,000	[1]	1,509,492,000	[1]	S/ 1,551,703,000
Investment property [member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Property, plant and equipment | $						$ 241.3
Land and buildings [member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Disposals, investment property	5,000,000		68,500,000
Land [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Disposals, investment property	2,400,000		34,500,000
Property, plant and equipment	411,110,000
Buildings [member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Disposals, investment property	2,600,000		34,000,000
Property, plant and equipment	530,116,000
Pacifico Seguros [Member] | Panorama trust [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Transfer from (to) inventories and owner-occupied property, investment property			66,900,000
Pacifico EPS [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Investments in associates	537,200,000		510,900,000
Revoked hedges [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Gains (losses) on cash flow hedges, net of tax	7,800,000		40,200,000
Cash flow hedges [member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Gains (losses) on cash flow hedges, net of tax	4,600,000		7,400,000
Av. Guardia Civil [Member] | Pacifico Seguros [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Disposals, investment property			S/ 95,700,000
Lurin [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Additions from acquisitions, investment property	21,900,000
Lurin [Member] | Land [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Additions from acquisitions, investment property	14,000,000
Lurin [Member] | Buildings [member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Additions from acquisitions, investment property	7,900,000
Galeria Chinchon [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Additions from acquisitions, investment property	3,900,000
Galeria Chinchon [Member] | Land [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Additions from acquisitions, investment property	1,400,000
Galeria Chinchon [Member] | Buildings [member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Additions from acquisitions, investment property	2,500,000
Trujillo [Member] | Plot 1 [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Additions from acquisitions, investment property	6,900
Trujillo [Member] | Plot 2 [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Additions from acquisitions, investment property	2,600
Av Reducto [Member] | Land [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Disposals, investment property	10,100,000
Investment Property Disposal Costs	6,500,000
Av Salaverry [Member] | Land [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Disposals, investment property	2,900,000
Investment Property Disposal Costs	2,000,000
Av Santa Cruz [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Disposals, investment property	12,600,000
Edificio Panorama [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Additions from acquisitions, investment property	S/ 10,000

[1]	The balances of financial instruments at December 31, 2018 have been prepared in accordance with IFRS 9; the balances of the previous period have not been restated, see Note 3(a)(i).